SCHEDULE OF OPTIONS GRANTED TO EMPLOYEE (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Retirement Benefits [Abstract]
Number of Securities Underlying Unexercised Options, Exercisable	6,904,087
Number of Securities Underlying Unexercised Options, Unexercisable	2,301,363
Option Exercise Price | $ / shares	$ 0.0001
Option Expiration Date	Jul. 01, 2031